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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
c/o Miles Capital

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200	JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING,
233 S.13TST
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 03/31/2011

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Div
3/31/2011

Principal	Description	Amortized Cost

Govt & Agency Sec
5,000,000.00	FHLMC	5,000,101.43
	Var Due 04/07/11
	3128X8VE9
5,000,000.00	FNMA	5,003,851.20
	1.375% Due 04/28/11
	31398AWQ1
6,000,000.00	FHLMC	6,021,437.00
	1.250% Due 08/15/11
	3128X8Q70
6,000,000.00	FFCB	6,001,103.67
	Var Due 09/15/11
	31331GQ44
5,000,000.00	FNMA	5,127,815.46
	5.000% Due 10/15/11
	31359MZ30
5,000,000.00	FHLB	5,000,493.00
	0.280% Due 10/25/11
	313371HL3
5,000,000.00	FNMA	5,159,579.24
	5.375% Due 11/15/11
	31359MLS0
5,000,000.00	FHLB	4,999,413.11
	0.370% Due 01/04/12
	313372AQ7
3,000,000.00	FNMA	3,013,192.92
	0.875% Due 01/12/12
	31398AB43
5,000,000.00	FHLMC	5,213,431.97
	5.750% Due 01/15/12
	3134A4JT2
11,000,000.00	FFCB	11,000,396.31
	Var Due 02/13/12
	31331JKK8
2,000,000.00	FFCB	2,033,551.33
	2.250% Due 02/17/12
	31331GND7
3,000,000.00	U.S. Treasury Note	3,013,895.52
	0.875% Due 02/29/12
	912828MQ0
5,000,000.00	FHLMC	5,087,734.58
	2.125% Due 03/23/12
	3137EABY4
4,500,000.00	FNMA	4,531,797.72
	1.00% Due 04/04/12
	31398AH54
5,000,000.00	FFCB	5,000,565.30
	Var Due 05/14/12
	31331JNJ8
80,500,000.00	TOTAL Govt & Agency Sec	81,208,359.76

Repurchase Agreement
197,855,000.00	Merrill Lynch-IPAIT	197,855,000.00
	0.12% due 4/ 1/11
150,000,000.00	Wells Fargo Repo-IP	150,000,000.00
	0.16% due 4/ 1/11
347,855,000.00	TOTAL Repurchase Agreement	347,855,000.00

Short-Term Invest
250,000.00	Boone Bank & Trust	250,000.00
250,000.00	Cent S Bk-St Cen IP	250,000.00
250,000.00	Citizens St Bk-Pocah	250,000.00
250,000.00	Comm Bank of Oelwein	250,000.00
249,989.30	FNB-Sioux Center	249,989.30
250,000.00	Northwest Bk Spencer	250,000.00
5,000,000.00	Treynor State Bank	5,000,000.00
2,458,959.61	Wells Fargo PF Dep	2,458,959.61
22,537,456.64	Wells Fargo Savings	22,537,456.64
1,000,000.00	CDARS Amer Nat'l Oma	1,000,000.00
	0.450% Due 04/07/11
5,000,000.00	CDARS West Bank	5,000,000.00
	0.350% Due 04/21/11
1,000,000.00	Peoples Bk-Rock V CD	1,000,000.00
	0.380% Due 04/25/11
6,000,000.00	CDARS West Bank	6,000,000.00
	0.750% Due 05/05/11
6,000,000.00	CDARS West Bank	6,000,000.00
	0.750% Due 05/12/11
5,000,000.00	CDARS West Bank	5,000,000.00
	0.750% Due 07/21/11
6,000,000.00	CDARS West Bank	6,000,000.00
	0.650% Due 07/28/11
1,000,000.00	CDARS West Bank	1,000,000.00
	0.650% Due 08/11/11
6,000,000.00	CDARS West Bank	6,000,000.00
	0.500% Due 09/01/11
5,000,000.00	CDARS West Bank	5,000,000.00
	0.660% Due 10/13/11

1,000,000.00	CDARS Treynor St Bk	1,000,000.00
	0.550% Due 12/08/11
5,000,000.00	CDARS Treynor St Bk	5,000,000.00
	0.550% Due 12/29/11
1,000,000.00	Maquoketa St Bk CD	1,000,000.00
	0.700% Due 01/20/12
2,000,000.00	Freedom Financial CD	2,000,000.00
	0.700% Due 02/07/12
250,000.00	First Fed Savings CD	250,000.00
	1.450% Due 03/26/12
82,746,405.55	TOTAL Short-Term Invest	82,746,405.55

511,101,405.55	TOTAL PORTFOLIO	511,809,765.31

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF May 13, 2011, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT’S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Dianne Kiefer, Chair and Trustee

Date: May 13, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

Dave Miles, Chief Executive Officer, May 13, 2011

By

Amy Mitchell, Chief Financial Officer, May 13, 2011